EATON VANCE ARIZONA MUNICIPAL INCOME FUND

EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND

EATON VANCE MINNESOTA MUNICIPAL INCOME FUND

EATON VANCE MUNICIPAL OPPORTUNITIES FUND

EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND

EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND

Supplement to Prospectus dated December 1, 2020

1.    The following replaces “Portfolio Manager” under “Management” in “Fund Summaries – Eaton Vance Municipal Opportunities Fund”:

Portfolio Managers

Craig R. Brandon, Vice President of BMR, has managed the Fund since August 17, 2021.

Trevor G. Smith, Vice President of BMR, has managed the Fund since August 17, 2021.

2.    The following replaces “Portfolio Manager” under “Management” in “Fund Summaries – Eaton Vance New Jersey Municipal Income Fund”:

Portfolio Managers

Cynthia J. Clemson, Vice President of BMR, has managed the Fund since August 17, 2021.

Christopher J. Eustance, Vice President of BMR, has managed the Fund since August 17, 2021.

3.    The following replaces the eighth paragraph under “Management.” in “Management and Organization”:

Craig R. Brandon (since September 2004) and Trevor G. Smith (since December 31, 2019) are the portfolio managers of the Arizona Fund. Cynthia J. Clemson (since March 2014) and Mr. Smith (since December 31, 2019) are the portfolio managers of the Connecticut Fund. Mr. Brandon (since September 2004) and Christopher J. Eustance (since December 31, 2019) are the portfolio managers of the Minnesota Fund. Mr. Brandon and Mr. Smith are the portfolio managers of the Municipal Opportunities Fund (since August 17, 2021). Ms. Clemson and Mr. Eustance are portfolio managers of the New Jersey Fund (since August 17, 2021). Mr. Eustance is the portfolio manager of the Pennsylvania Fund (since May 1, 2020). Each portfolio manager is a Vice President of Eaton Vance and BMR, manages other Eaton Vance portfolios, and has been a member of the Eaton Vance municipals team for more than five years.

August 17, 2021	39430 8.17.21

EATON VANCE GEORGIA MUNICIPAL INCOME FUND

EATON VANCE MARYLAND MUNICIPAL INCOME FUND

EATON VANCE MISSOURI MUNICIPAL INCOME FUND

EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE OREGON MUNICIPAL INCOME FUND

EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE VIRGINIA MUNICIPAL INCOME FUND

Supplement to Prospectus dated January 1, 2021

1.    The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Georgia Municipal Income Fund”:

Portfolio Manager. The Fund is managed by Trevor G. Smith, Vice President of BMR, who has managed the Fund since December 2019.

2.    The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance North Carolina Municipal Income Fund”:

Portfolio Manager. The Fund is managed by Christopher J. Eustance, Vice President of BMR, who has managed the Fund since December 2019.

3.    The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Oregon Municipal Income Fund”:

Portfolio Manager. The Fund is managed by Christopher J. Eustance, Vice President of BMR, who has managed the Fund since December 2019.

4.    The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance South Carolina Municipal Income Fund”:

Portfolio Manager. The Fund is managed by Christopher J. Eustance, Vice President of BMR, who has managed the Fund since December 2019.

5.    The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Virginia Municipal Income Fund”:

Portfolio Manager. The Fund is managed by Trevor G. Smith, Vice President of BMR, who has managed the Fund since December 2019.

6.    The following replaces the seventh paragraph under “Management.” in “Management and Organization”:

Craig R. Brandon and Trevor G. Smith are the portfolio managers of the Maryland Fund. Mr. Brandon has managed the Fund since September 13, 2004 and Mr. Smith has managed the Fund since December 31, 2019. Cynthia J. Clemson and Christopher J. Eustance are the portfolio managers of the Missouri Fund. Ms. Clemson has managed the fund since it commenced operations and Mr. Eustance has managed the Fund since December 31, 2019. Trevor Smith is the portfolio manager of the Georgia Fund and Virginia Fund. Mr. Smith has managed the Funds since December 31, 2019. Christopher J. Eustance is the portfolio manager of the North Carolina Fund, the Oregon Fund and the South Carolina Fund. Mr. Eustance has managed the Funds since December 31, 2019. Each portfolio manager is a Vice President of Eaton Vance and BMR and also manages other Eaton Vance portfolios. Mr. Brandon and Ms. Clemson have been Eaton Vance portfolio managers for more than 5 years. Mr. Eustance and Mr. Smith have each been employed by Eaton Vance for more than five years.

August 17, 2021	39431 8.17.21

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND

EATON VANCE CALIFORNIA MUNICIPAL OPPORTUNITIES FUND

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND

EATON VANCE NATIONAL MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL INCOME FUND

EATON VANCE OHIO MUNICIPAL INCOME FUND

Supplement to Prospectus dated February 1, 2021

1.    The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance California Municipal Opportunities Fund”:

Portfolio Managers

Craig R. Brandon, Vice President of BMR, has managed the Fund since January 2014.

Trevor G. Smith, Vice President of BMR, has managed the Fund since August 17, 2021.

2.    The following replaces the seventh paragraph under “Management.” in “Management and Organization”:

Cynthia J. Clemson is the portfolio manager of the AMT-Free Fund (since November 1, 2005) and the Ohio Fund (since March 3, 2014). Craig R. Brandon is the portfolio manager of the Massachusetts Fund (since February 22, 2010), New York Fund (since October 17, 2005) and the National Fund (since August 1, 2013). Mr. Brandon (since January 1, 2014) and Trevor G. Smith (since August 17, 2017) are the portfolio managers of the California Fund. Each portfolio manager is a Vice President of Eaton Vance and BMR and also manages other Eaton Vance portfolios. Ms. Clemson and Mr. Brandon have been Eaton Vance portfolio managers for more than 5 years.

August 17, 2021	39432 8.17.21